                       STEINROE VARIABLE INVESTMENT TRUST

                                   PROSPECTUS

                                  MAY 1, 2005

                                    * * * *

LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES
COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES
LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES
LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES
LIBERTY MONEY MARKET FUND, VARIABLE SERIES

CLASS A AND B SHARES

Trust shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies.

                                    * * * *

This prospectus must be accompanied by a prospectus for your variable annuity contract or variable life insurance policy. Retain both prospectuses for future reference.

                                    * * * *

INVESTMENTS IN THE LIBERTY MONEY MARKET FUND, VARIABLE SERIES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND'S $1.00 NET ASSET VALUE PER SHARE WILL BE MAINTAINED.

                                    * * * *

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

-----------------------------
Not FDIC    May Lose Value
 Insured  ------------------
           No Bank Guarantee
-----------------------------

                               TABLE OF CONTENTS

THE TRUST                                                       3
-----------------------------------------------------------------
Each of these sections discusses the following topics:
Investment Goal, Principal Investment Strategies,
Principal Investment Risks, Performance History, and Fees
and Expenses
Liberty Asset Allocation Fund, Variable Series..............    4
Columbia Large Cap Growth Fund, Variable Series.............   11
Liberty Small Company Growth Fund, Variable Series..........   17
Liberty Federal Securities Fund, Variable Series............   23
Liberty Money Market Fund, Variable Series..................   29

TRUST MANAGEMENT ORGANIZATIONS                                 33
-----------------------------------------------------------------
The Trustees................................................   33
Investment Advisor: Columbia Management Advisors, Inc. .....   33
Portfolio Managers and Investment Sub-Advisor...............   33
Legal Proceedings...........................................   36
Rule 12b-1 Plan.............................................   37
Mixed and Shared Funding....................................   38

OTHER INVESTMENT STRATEGIES AND RISKS                          39
-----------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                           41
-----------------------------------------------------------------
Liberty Asset Allocation Fund, Variable Series..............   42
Columbia Large Cap Growth Fund, Variable Series.............   44
Liberty Small Company Growth Fund, Variable Series..........   46
Liberty Federal Securities Fund, Variable Series............   48
Liberty Money Market Fund, Variable Series..................   50

SHAREHOLDER INFORMATION                                        51
-----------------------------------------------------------------
Purchases and Redemptions...................................   51
Fund Policy on Trading of Fund Shares.......................   51
How the Funds Calculate Net Asset Value.....................   52
Dividends and Distributions.................................   53
Tax Consequences............................................   53
Other Class of Shares.......................................   53

                                   THE TRUST

SteinRoe Variable Investment Trust (Trust) includes five separate mutual funds (Funds), each with its own investment goal and strategies. This Prospectus contains information about all of the Funds in the Trust:

     -  LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES (ASSET ALLOCATION FUND)
     -  COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES (LARGE CAP GROWTH FUND)
     -  LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES (SMALL COMPANY GROWTH
        FUND)
     -  LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES (FEDERAL SECURITIES
        FUND)
     -  LIBERTY MONEY MARKET FUND, VARIABLE SERIES (MONEY MARKET FUND)

Other Funds may be added or deleted from time to time. Each Fund, except for the Money Market Fund, offers two classes of shares -- Class A and Class B shares. The Money Market Fund offers Class A shares only. Each share class has its own expense structure.

The Trust's Funds are investment options under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Participating Insurance Companies invest in the Funds through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company. The principal underwriter of the Funds is Columbia Funds Distributor, Inc. (CFD). CFD is a direct wholly owned subsidiary of Columbia Management Advisors, Inc., the Funds' investment advisor.

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Trust assumes no responsibility for the accuracy or adequacy of those prospectuses.

                                   THE FUNDS

                 LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks high total investment return.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The advisor allocates the Fund's assets among various classes of equity and debt securities, including large cap growth stocks; large cap value stocks; mid-cap growth stocks; mid cap value stocks; small cap growth stocks; small cap value stocks; real estate investment trusts (REITs); foreign stocks; investment grade bonds; and non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class.

The Fund's lead portfolio manager allocates the Fund's assets among the various asset classes. The lead portfolio manager adjusts the number of asset classes, as well as the portion of the Fund's assets allocated to each asset class, from time to time, based on an assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of the Fund's advisor.

In selecting equity securities, the advisor favors stocks with long-term growth potential that are expected to outperform their peers over time. The advisor also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the Fund will have one of the top four ratings assigned by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the advisor to be of comparable quality. When deemed appropriate by the advisor, however, the Fund may invest up to 10% of its net assets in non-investment grade debt securities (also known as "junk bonds"). The Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

The Fund may invest up to 25% of its net assets in foreign securities and up to 10% of its net assets in REITs.

At times, the advisor may maintain cash positions for liquidity purposes, temporary defensive purposes, or to implement the Fund's active allocation strategy.

The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

THE FUNDS LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in asset-backed and mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative strategies, see the Statement of Additional Information.

THE FUNDS LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES

The Fund may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar charts show the Fund's calendar year total returns (before taxes) for its Class A and B shares, excluding sales charges. The performance table following each bar chart shows how the Fund's average annual total returns for Class A and B shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. The Fund's average annual returns for the one-year, five-year and ten-year periods are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Fund's returns are also compared to the Lehman Brothers Aggregate Bond Index (Lehman Aggregate Bond Index), an unmanaged index that tracks the performance of investment grade U.S. Treasury and agency securities, corporate bonds and mortgage-backed bonds. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                       25.47%     15.63%     16.82%     12.54%     12.53%                                      20.46%      9.99%
                                                                              -1.02%     -9.19%     -11.73%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004



For period shown in bar chart:
Best quarter: 2nd quarter 2003, +12.39%
Worst quarter: 3rd quarter 2002, -10.73%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                       INCEPTION DATE         1 YEAR         5 YEARS         10 YEARS
Class A (%)                                1/1/89              9.99            1.01            8.48
-----------------------------------------------------------------------------------------------------
S&P 500 Index (%)                             N/A             10.88           -2.30           12.07
-----------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index (%)               N/A              4.34            7.71            7.72

THE FUNDS LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES

FEES AND EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund and include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS A
Management fees (1) (%)                                    0.60
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.00
-----------------------------------------------------------------
Other expenses (2) (%)                                     0.17
-----------------------------------------------------------------
Total annual fund operating expenses (2) (%)               0.77

(1)  The Fund pays a management fee of 0.45% and an administrative fee of 0.15%.

(2) The advisor has voluntarily agreed to reimburse 0.02% of the expenses incurred by the Fund. If this reimbursement were reflected in the table, other expenses would be 0.15% and total annual fund operating expenses would be 0.75%. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. Your actual costs may be higher or lower. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:

     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

EXAMPLE EXPENSES (YOUR ANNUAL COSTS MAY BE HIGHER OR LOWER)

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class A                   $79                   $246                   $428                    $954

THE FUNDS LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES

CALENDAR YEAR TOTAL RETURNS (CLASS B) (1)

                                  (BAR CHART)

                       25.47%     15.63%     16.82%     12.54%     12.53%                                      20.29%      9.80%
                                                                              -1.15%     -9.39%     -11.94%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004



For period shown in bar chart:
Best quarter: 4th quarter 1998, +12.39%
Worst quarter: 3rd quarter 2002, -10.77%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                           1 YEAR         5 YEARS         10 YEARS
Class B (%)                                                 9.80            0.82(1)         8.38(1)
--------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                          10.88           -2.30           12.07
--------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index (%)                             4.34            7.71            7.72

(1) Class B performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class B shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class B shares would have been lower. Class A shares were initially offered on January 1, 1989, and Class B shares were initially offered on June 1, 2000.

THE FUNDS LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES

FEES AND EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold or sell shares of the Fund. Annual fund operating expenses are paid by the Fund and include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS B
Management fee (1) (%)                                     0.60
-----------------------------------------------------------------
Distribution and service (12b-1) fees (2) (%)              0.25
-----------------------------------------------------------------
Other expenses (2) (%)                                     0.17
-----------------------------------------------------------------
Total annual fund operating expenses (2) (%)               1.02

(1)  The Fund pays a management fee of 0.45% and an administrative fee of 0.15%.

(2) The advisor has voluntarily agreed to reimburse 0.02% of the expenses incurred by the Fund. If this reimbursement was reflected in the table, other expenses would be 0.15%. The Fund's distributor has voluntarily agreed to reimburse the Fund for a portion of the Class B shares 12b-1 fee. As a result, the actual 12b-1 fee for Class B shares would be 0.15% and the total annual fund operating expenses for Class B shares would be 0.90%. These arrangements may be modified or terminated by the advisor and the distributor at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. Your actual costs may be higher or lower. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:

     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

EXAMPLE EXPENSES (YOUR ANNUAL COSTS MAY BE HIGHER OR LOWER)

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class B                   $104                  $325                   $563                   $1,248

                COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, primarily of companies with large market capitalizations. Large-cap stocks are stocks of larger companies that have market capitalizations similar in size to those companies in the Russell 1000 Growth Index. As of December 31, 2004, that index included companies with capitalizations between approximately $631 million and $386 billion. The Fund may invest in any market sector but emphasizes the technology, financial services, health care and global consumer franchise sectors. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the Fund's investment advisor considers companies that it believes will generate earnings growth over the long term regardless of the economic environment.

The advisor may sell a portfolio holding if the security reaches the advisor's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The advisor may also sell a portfolio holding to fund redemptions.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes

THE FUNDS COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

have a large portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. If a company does not perform as expected, the price of its stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar charts show the Fund's calendar year total returns (before taxes) for its Class A and B shares, excluding sales charge. The performance table following each bar chart shows how the Fund's average annual total returns for Class A and B shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. The Fund's average annual returns for the one-year, five-year and ten-year periods are compared to the Russell 1000 Growth Index (Russell Index), an unmanaged index that tracks the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                       37.73%     21.28%     32.28%     27.91%     36.94%                                      25.24%
                                                                              -12.02%    -24.64%    -30.13%               -1.95%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004



For period shown in bar chart:
Best quarter: 4th quarter 1998, +26.43%
Worst quarter: 3rd quarter 2001, -20.05%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                       INCEPTION DATE         1 YEAR         5 YEARS         10 YEARS
Class A (%)                                1/1/89             -1.95          -10.67            8.21
-----------------------------------------------------------------------------------------------------
Russell Index (%)                             N/A              6.30           -9.29            9.59

THE FUNDS COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

FEES AND EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund and include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS A
Management fee (1) (%)                                     0.65
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.00
-----------------------------------------------------------------
Other expenses (%)                                         0.08
-----------------------------------------------------------------
Total annual fund operating expenses (%)                   0.73

(1)  The Fund pays a management fee of 0.50% and an administrative fee of 0.15%.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:
     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

EXAMPLE EXPENSES (YOUR ANNUAL COSTS MAY BE HIGHER OR LOWER)

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class A                   $75                   $233                   $406                    $906

THE FUNDS COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

CALENDAR YEAR TOTAL RETURNS (CLASS B) (1)

                                  (BAR CHART)

                       37.73%     21.28%     32.28%     27.91%     36.94%                                      25.05%
                                                                              -12.15%    -24.80%    -30.27%               -2.15%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004



For period shown in bar chart:
Best quarter: 4th quarter 1998, +26.43%
Worst quarter: 3rd quarter 2001, -20.08%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                            1 YEAR         5 YEARS         10 YEARS
Class B (%)                                                 -2.15          -10.83(1)         8.11(1)
---------------------------------------------------------------------------------------------------
Russell Index (%)                                            6.30           -9.29            9.59

(1) Class B performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class B shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class B shares would have been lower. Class A shares were initially offered on January 1, 1989, and Class B shares were initially offered on June 1, 2000.

THE FUNDS COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

FEES AND EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund and include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS B
Management fee (1) (%)                                     0.65
-----------------------------------------------------------------
Distribution and service (12b-1) fees (2) (%)              0.25
-----------------------------------------------------------------
Other expenses (%)                                         0.08
-----------------------------------------------------------------
Total annual fund operating expenses (2) (%)               0.98

(1)  The Fund pays a management fee of 0.50% and an administrative fee of 0.15%.

(2) The Fund's distributor has voluntarily agreed to reimburse the Fund for a portion of the Class B shares 12b-1 fee. As a result, the actual 12b-1 fee for Class B shares would be 0.22% and the total annual fund operating expenses for Class B shares would be 0.95%. This arrangement may be modified or terminated by the distributor at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. Your actual costs may be higher or lower. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:
     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

EXAMPLE EXPENSES (YOUR ANNUAL COSTS MAY BE HIGHER OR LOWER)

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class B                   $100                  $312                   $542                   $1,201

               LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small-cap companies. Small-cap stocks are stocks of small-size companies that have market capitalizations similar in size to those of the companies in the Russell 2000 Growth Index. As of December 31, 2004, that index included companies with capitalizations between approximately $59 million and $6 billion. The Fund invests in companies that compete within large and growing markets and that have the ability to grow their market share. To find companies with these growth characteristics, the Fund's investment advisor seeks out companies that have or, in the advisor's judgment, have the potential to have an above-average rate of growth in sales and earnings within their respective industry. The advisor also looks for companies with strong management teams that participate in the ownership of the companies. In addition, the Fund may invest in new issuers during periods when new issues are being brought to market.

The advisor may sell a portfolio holding if the security reaches the advisor's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The advisor may also sell a portfolio holding to fund redemptions.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and produce capital gains and losses.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may

THE FUNDS LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES

trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

There are no limits on portfolio turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 200% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses. It also increases transaction expenses, which reduce the Fund's total return.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar charts show the Fund's calendar year total returns (before taxes) for its Class A and B shares, excluding sales charge. The performance table following each bar chart shows how the Fund's average annual total returns for Class A and B shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the performance shown would have been lower. The Fund's average annual returns for the one-year, five-year and ten-year periods are compared to the Russell 2000 Growth Index (Russell Index), an unmanaged index that tracks the performance of those Russell 2000 companies with a greater-than-average growth orientation. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                       11.75%     26.94%      7.81%                48.02%                                      44.33%     11.48%
                                                        -17.30%               -5.36%     -10.03%    -24.40%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004



For period shown in bar chart:
Best quarter: 4th quarter 1999, +35.39%
Worst quarter: 3rd quarter 2001, -25.27%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                       INCEPTION DATE         1 YEAR         5 YEARS         10 YEARS
Class A (%)                                1/1/89             11.48            0.71            6.85
-----------------------------------------------------------------------------------------------------
Russell Index (%)                             N/A             14.31           -3.57            7.12

THE FUNDS LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES

FEES AND EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund and include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS A
Management fee (1) (%)                                     0.65
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.00
-----------------------------------------------------------------
Other expenses (2) (%)                                     0.17
-----------------------------------------------------------------
Total annual fund operating expenses (2) (%)               0.82

(1)  The Fund pays a management fee of 0.50% and an administrative fee of 0.15%.

(2) The Fund's advisor has voluntarily agreed to reimburse 0.02% of the expenses incurred by the Fund. If this reimbursement were reflected in the table, other expenses would be 0.15%, and total annual fund operating expenses would be 0.80%. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. Your actual costs may be higher or lower. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:
     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

EXAMPLE EXPENSES (YOUR ANNUAL COSTS MAY BE HIGHER OR LOWER)

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class A                   $84                   $262                   $455                   $1,014

THE FUNDS LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES

CALENDAR YEAR TOTAL RETURNS (CLASS B) (1)

                                  (BAR CHART)

                       11.75%     26.94%      7.81%                48.02%                                      44.43%     11.47%
                                                        -17.30%               -5.51%     -10.38%    -24.47%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004



For period shown in bar chart:
Best quarter: 4th quarter 1999, +35.39%
Worst quarter: 3rd quarter 2001, -25.40%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                           1 YEAR         5 YEARS         10 YEARS
Class B (%)                                                11.47            0.59(1)         6.78(1)
--------------------------------------------------------------------------------------------------
Russell Index (%)                                          14.31           -3.57            7.12

(1) Class B performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class B shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class B shares would have been lower. Class A shares were initially offered on January 1, 1989, and Class B shares were initially offered on June 1, 2000.

THE FUNDS LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES

FEES AND EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund and include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS B
Management fee (1) (%)                                     0.65
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.25
-----------------------------------------------------------------
Other expenses (2) (%)                                     0.17
-----------------------------------------------------------------
Total annual fund operating expenses (2) (%)               1.07

(1)  The Fund pays a management fee of 0.50% and an administrative fee of 0.15%.

(2) The Fund's advisor has voluntarily agreed to reimburse 0.02% of the expenses incurred by the Fund. If this reimbursement were reflected in the table, other expenses would be 0.15% and total annual fund operating expenses would be 1.05%. This arrangement may be modified or terminated by the advisor at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. Your actual costs may be higher or lower. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:
     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

EXAMPLE EXPENSES (YOUR ANNUAL COSTS MAY BE HIGHER OR LOWER)

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class B                   $109                  $340                   $590                   $1,306

                LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks the highest possible level of current income, consistent with safety of principal and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities, including U.S. Treasury securities and securities of various U.S. government agencies. Agency securities include debt issued by various agencies as well as mortgage-backed securities. Although certain of those agencies may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury.

The Fund may also invest in corporate bonds or mortgage- or asset-backed securities that are issued by a private entity. To select investments for the Fund, the Fund's investment advisor looks for securities that balance the potential for the highest yield and relative value with the prospects for incremental capital appreciation. The Fund may invest in securities rated investment grade, which means within the top four ratings assigned by S&P or Moody's. The Fund also may invest in unrated securities if the advisor believes the securities are comparable in quality to securities that are rated investment grade.

The Fund normally maintains a duration of greater than three years and less than 10 years. As a result, the Fund's portfolio has market risks and an expected average life comparable to intermediate- to long-term bonds. The advisor may vary the Fund's duration depending on its forecast of interest rates and market conditions (for example, when interest rates are expected to increase, the advisor may shorten the duration, and vice versa).

Understanding duration. Duration is the most common measure of the interest rate risk of a bond. It measures the sensitivity of the bond's price to changes in interest rates. A fund's duration is the market value weighted average of the durations of the securities in which the fund invests. Generally, the shorter a fund's duration, the less its share price will change when there is a change in interest rates. The advisor uses duration management to control some of the potential risk of investing in the Fund.

The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on the advisor's judgment of which types of securities will outperform the others. In selecting investments for the Fund, the advisor considers a security's expected income together with its potential to rise or fall in price.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

THE FUNDS LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds and privately issued mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in asset-backed and mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUNDS LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar charts show the Fund's calendar year total returns (before taxes) for its Class A and B shares excluding sales charges. The performance table following each bar chart shows how the Fund's average annual total returns for Class A and B shares compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

Returns and value of an investment will vary, resulting in a gain or a loss on sale. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges had been included, the performance shown would have been lower. The Fund's average annual returns for the one-year, five-year and ten-year periods are compared to the Citigroup Government/Mortgage Index (Citigroup Index). This index is a combination of the Citigroup US Government Index (Government Index) and the Citigroup Mortgage Index (Mortgage Index). The Government Index is composed of the Treasury and Government-Sponsored Indices within the US Broad Investment Grade (BIG) Bond Index. The Mortgage Index measures the mortgage component of the US BIG Index, comprising GNMA, FNMA, and FHLMC pass-through mortgages. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                       15.74%      4.70%      9.04%      6.80%      1.08%     10.83%      7.03%      9.85%      2.64%      4.15%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004



For period shown in bar chart:
Best quarter: 3rd quarter 2002, +5.21%
Worst quarter: 2nd quarter 2004, -2.38%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                       INCEPTION DATE         1 YEAR         5 YEARS         10 YEARS
Class A (%)                                1/1/89              4.15           6.85             7.11
-----------------------------------------------------------------------------------------------------
Citigroup Index (%)                           N/A              4.13           7.36             7.51

THE FUNDS LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

FEES AND EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund and include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS A
Management fees (1) (%)                                    0.53
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.00
-----------------------------------------------------------------
Other expenses (%)                                         0.10
-----------------------------------------------------------------
Total annual fund operating expenses (%) (2)               0.63

(1) The Fund pays a management fee of 0.38% and an administrative fee of 0.15%. Management fees have been restated to reflect contractual charges to the management fee for the Fund effective November 1, 2004.

(2) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. This arrangement may be modified or terminated by the advisor or administrator at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:
     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

EXAMPLE EXPENSES (YOUR ANNUAL COSTS MAY BE HIGHER OR LOWER)

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class A                   $64                   $202                   $351                    $786

THE FUNDS LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

CALENDAR YEAR TOTAL RETURNS (CLASS B) (1)

                                  (BAR CHART)

                       15.74%      4.70%      9.04%      6.80%      1.08%     10.30%      6.86%      9.59%      2.32%      3.92%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004



For period shown in bar chart:
Best quarter: 3rd quarter 2002, +5.24%
Worst quarter: 2nd quarter 2004, -2.39%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                                           1 YEAR         5 YEARS         10 YEARS
Class B (%)                                                 3.92           6.55(1)        6.96(1)
--------------------------------------------------------------------------------------------------
Citigroup Index (%)                                         4.13           7.36             7.51

(1) Class B performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class B shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of Class B shares would have been lower. Class A shares were initially offered on January 1, 1989, and Class B shares were initially offered on June 1, 2000.

THE FUNDS LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

FEES AND EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold or sell shares of the Fund. Annual fund operating expenses are paid by the Fund and include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS B
Management fees (1) (%)                                    0.53
-----------------------------------------------------------------
Distribution and service (12b-1) fees (2) (%)              0.25
-----------------------------------------------------------------
Other expenses (%)                                         0.10
-----------------------------------------------------------------
Total annual fund operating expenses (3) (%)               0.88

(1) The Fund pays a management fee of 0.38% and an administrative fee of 0.15%. Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

(2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares in excess of 0.20% when total operating expenses of the Fund applicable to Class B shares, including distribution fees, are in excess of 0.90% annually of Class B average daily net assets. This arrangement may be modified or terminated by the distributor at any time.

(3) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.90%. This arrangement may be modified or terminated by the advisor or administrator at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. Your actual costs may be higher or lower. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:
     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

EXAMPLE EXPENSES (YOUR ANNUAL COSTS MAY BE HIGHER OR LOWER)

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class B                   $90                   $281                   $488                   $1,084

                   LIBERTY MONEY MARKET FUND, VARIABLE SERIES

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests in high-quality money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities (as defined by Rule 2a-7 under the Investment Company Act of 1940) of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality U.S. dollar-denominated obligations. The Fund invests in the following types of money market securities:

     - Securities issued or guaranteed by the U.S. government, a state or local government, or by their agencies;
     - Securities issued or guaranteed by the government of any foreign country that has a long-term rating at the time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency;
     - Certificates of deposit, bankers' acceptances, time deposits and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches;
     - Commercial paper of domestic or foreign issuers, including variable-rate demand notes;
     - Short-term debt securities having a long-term rating at the time of purchase of A or better (or equivalent rating) by at least one nationally recognized bond rating agency;
     -  Repurchase agreements; and
     -  Other high-quality short-term obligations.

Under normal market conditions, the Fund invests at least 25% of its total assets in securities of issuers in the financial services industries, including banks and financial companies such as mortgage companies, investment banks, brokerage companies, special purpose entities, and personal and business credit institutions.

The Fund seeks to preserve the net asset value of your investment at $1.00 per share.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Management risk means that the advisor's security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes

THE FUNDS LIBERTY MONEY MARKET FUND, VARIABLE SERIES

in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by public or private entities the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.

Financial services industries are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments that issuers in such industries can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect the financial services industries. Insurance companies can be subject to severe price competition. The financial services industries are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress. Because of its policy of investing at least 25% of its assets in securities of issuers in the financial services industries, the Fund may be affected more adversely than similar funds by changes affecting these industries.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of an issuer or its assets; and possible imposition of currency exchange controls.

THE FUNDS LIBERTY MONEY MARKET FUND, VARIABLE SERIES

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows the Fund's average annual total returns for Class A shares for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any change of reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. The Fund's performance results do not reflect any insurance-related charges or expenses. If these charges had been included, the performance shown would have been lower.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                        5.62%      5.01%      5.15%      5.12%      4.79%      6.05%      3.64%      1.23%      0.69%      0.88%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004



For period shown in bar chart:
Best quarter: 4th quarter 2000, +1.53%
Worst quarter: 2nd quarter 2004, +0.14%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004

                                        INCEPTION DATE         1 YEAR         5 YEARS         10 YEARS
Class A (%)                                 1/1/89              0.88           2.48             3.80

THE FUNDS LIBERTY MONEY MARKET FUND, VARIABLE SERIES

FEES AND EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Annual fund operating expenses are paid by the Fund and include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. The expenses shown below do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                          CLASS A
Management fees (1) (%)                                    0.50
-----------------------------------------------------------------
Distribution and service (12b-1) fees (%)                  0.00
-----------------------------------------------------------------
Other expenses (%)                                         0.07
-----------------------------------------------------------------
Total annual fund operating expenses (2) (%)               0.57

(1)  The Fund pays a management fee of 0.35% and an administrative fee of 0.15%.

(2) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.65%. This arrangement may be modified or terminated by the advisor or administrator at any time.

EXAMPLE EXPENSES

Example Expenses help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Your actual costs may be higher or lower. The table does not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. It uses the following hypothetical conditions:

     -  $10,000 initial investment
     -  5% total return for each year
     -  Fund operating expenses remain the same
     -  Reinvestment of all dividends and distributions

EXAMPLE EXPENSES (YOUR ANNUAL COSTS MAY BE HIGHER OR LOWER)

                         1 YEAR                3 YEARS                5 YEARS                10 YEARS
Class A                   $58                   $183                   $318                    $714

                         TRUST MANAGEMENT ORGANIZATIONS

THE TRUSTEES
--------------------------------------------------------------------------------
The business of the Trust and the Funds is supervised by the Trust's Board of Trustees. The Statement of Additional Information contains the names of and biographical information on the Trustees.

INVESTMENT ADVISOR: COLUMBIA MANAGEMENT ADVISORS, INC.
--------------------------------------------------------------------------------
COLUMBIA MANAGEMENT ADVISORS, INC. (Columbia Management) located at 100 Federal Street, Boston, Massachusetts 02110, is each Fund's investment advisor. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("CMG"), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to April 1, 2004, CMG was an indirect wholly owned subsidiary of FleetBoston Financial Corporation. On April 1, 2004, FleetBoston Financial Corporation was acquired by Bank of America Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

The advisor manages the assets of the Funds under the supervision of the Trust's Board of Trustees. The advisor determines which securities and other instruments are purchased and sold for the Funds. The advisor may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the advisor or that have sold shares of the Funds, to the extent permitted by law or by order of the SEC. The advisor will allocate orders to such institutions only if it believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

For the 2004 fiscal year, the Funds paid Columbia Management aggregate fees, not including administration, pricing and bookkeeping, and any other fees paid to Columbia Management by the Fund, at the following annual rates as a percentage of average daily net assets:

Liberty Asset Allocation Fund, Variable Series           0.45%
Columbia Large Cap Growth Fund, Variable Series          0.50%
Liberty Small Company Growth Fund, Variable
  Series                                                 0.50%
Liberty Federal Securities Fund, Variable Series         0.40%
Liberty Money Market Fund, Variable Series               0.35%

PORTFOLIO MANAGERS AND INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------
LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES.
HARVEY B. HIRSCHHORN, an executive vice president of Columbia Management, is the lead portfolio manager of the Fund. Mr. Hirschhorn has been associated with the advisor and its predecessors since 1973. Mr. Hirschhorn is responsible for allocating the Fund's assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:

Large cap growth stocks                Alexander S. Macmillan and Paul J. Berlinguet
Large cap value stocks                 Brian J. Cunningham, Gregory M. Miller and Richard Dahlberg
Mid cap growth stocks                  Kenneth A. Korngiebel and Trent E. Nevills
Mid cap value stocks                   Diane Sobin and David Hoffman
Small cap growth stocks                Paul J. Berlinguet
Small cap value stocks                 Stephen D. Barbaro
Foreign stocks                         NIMNAI
Investment grade bonds                 Leonard A. Aplet
Non-investment grade bonds             Jeffrey L. Rippey

TRUST MANAGEMENT ORGANIZATIONS

ALEXANDER S. MACMILLAN, a senior vice president of Columbia Management and co-head of the advisor's Large Cap Growth team, has co-managed the portion of the Fund allocated to the large cap growth stocks category since April 2003. He has been with Columbia Management and its predecessors since 1989.

PAUL J. BERLINGUET, a senior vice president of Columbia Management, head of the advisor's Small Cap Growth team and co-head of the Large Cap Growth team, has co-managed the portion of the Fund allocated to the large cap growth stocks category since October 2003 and the portion of the Fund allocated to the small cap growth stocks category since November 2003. Prior to joining Columbia Management in October 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large cap growth portfolio manager at Baring Asset Management. During his 12-year career at Baring Asset Management, he also managed a small cap aggressive growth unit trust and was lead Portfolio Manager for four years.

BRIAN CUNNINGHAM, a vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the large cap value stocks category and has co-managed the portion of the Fund allocated to the large cap value stocks category since October 2003. Mr. Cunningham has been with Columbia Management and its predecessor since 1987.

GREGORY M. MILLER, a senior vice president of Columbia Management, is the co-manager for the portion of the Fund allocated to the large cap value stocks category and has co-managed the portion of the Fund allocated to the large cap value stocks category since April 2003. Mr. Miller has been with Columbia Management and its predecessor since 1985.

RICHARD DAHLBERG, a senior portfolio manager and head of Columbia Management's Income Strategies Group, is a co-manager for the portion of the Fund allocated to the large cap value stocks category and has co-managed the portion of the Fund allocated to the large cap value stocks category since October 2003. Prior to joining Columbia Management in September 2003, Mr. Dahlberg managed value investments for the last 30 years, most recently with Grantham, Mayo, Van Otterloo & Co. LLC from November 2001 to December 2002 and with Pioneer Investment Management, Inc. from September 1998 to November 2001.

KENNETH A. KORNGIEBEL, a senior vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June 2004. Mr. Korngiebel has been associated with Columbia Management or its predecessors since 1996.

TRENT E. NEVILLS, a vice president of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since June 2004. Mr. Nevills has been associated with Columbia Management or its predecessors since 2003. Prior to joining Columbia Management in 2003, Mr. Nevills was a portfolio manager and principal partner at QED Capital Management from 2000 to 2003. Prior to joining QED Capital Management in 2000, Mr. Nevills was a portfolio manager and assistant vice president at Federated Investors from 1999 to 2000, and an equity analyst from 1997 to 1999.

DIANE L. SOBIN, a senior portfolio manager of Columbia Management, is lead manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Fund since September 2004. Ms. Sobin has been associated with Columbia Management and its predecessor or affiliate organizations since August 2001. Prior to joining in August 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February 2000 to June 2001. Before that, Ms. Sobin was a managing director with Chase Asset Management from July 1997 to October 1999.

DAVID I. HOFFMAN, a senior portfolio manager of Columbia Management, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Fund since September 2004. Mr. Hoffman has been associated with Columbia Management and its predecessor or affiliate organizations since August 2001. Prior to joining in August 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March 1999 to July 2001. Before that, Mr. Hoffman was a managing director with HVB Asset Management (and related companies) from June 1991 to February 1999.

TRUST MANAGEMENT ORGANIZATIONS

STEPHEN D. BARBARO, a vice president of Columbia Management, manages the portion of the Fund's assets allocated to the small cap value stocks category. He has been associated with Columbia Management and its predecessors since 1976.

LEONARD A. APLET, senior vice president of Columbia Management, manages the portion of the Fund allocated to the investment grade bonds category and has managed that portion of the Fund since March 2005. Mr. Aplet has been associated with Columbia Management since 1987.

JEFFREY L. RIPPEY, a senior vice president of Columbia Management and head of Columbia Management's Portland High Yield Team, manages the portions of the Fund's assets allocated to the non-investment grade bonds category. Mr. Rippey has been associated with Columbia Management and its predecessors since 1987.

NORDEA INVESTMENT MANAGEMENT NORTH AMERICA, INC. (NIMNAI), located at 437 Madison Avenue, 22nd Floor, New York, New York 10022, is the Asset Allocation Fund's investment sub-advisor. The sub-advisory agreement with NIMNAI provides that the Fund's advisor shall pay NIMNAI a monthly fee at the annual rate of 0.40% of the average daily net asset value of that portion of the Asset Allocation Fund's assets under management by NIMNAI. NIMNAI offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations and insurance companies, as well as to mutual fund sponsors on a sub-advisory basis. NIMNAI is an indirect wholly owned subsidiary of Nordea AB. As part of an internal reorganization, Nordea AB created NIMNAI to assume the investment management business of Nordea Securities, Inc. In its duties as investment sub-advisor, NIMNAI manages a portion of the Asset Allocation Fund's foreign securities. NIMNAI has been an investment advisor since 1994. As of January 31, 2005, NIMNAI managed over $101 billion in assets.
NIMNAI investment decisions are made by a team. No single individual at NIMNAI is primarily responsible for making investment decisions with respect to the Asset Allocation Fund.

MR. ROBERT MADSEN, a portfolio manager for NIMNAI, is a co-manager for the portion of the Fund allocated to foreign stocks and has co-managed the portion of the Fund since July 2001. Mr. Madsen has been associated with NIMNAI since 1993.

MR. KLAUS ROPKE, a portfolio manager for NIMNAI, is a co-manager the portion of the Fund allocated to foreign stocks and has co-managed the portion of the Fund since July 2001. Mr Ropke has been associated with NIMNAI since 1995.

COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES.
PAUL J. BERLINGUET, a senior vice president of Columbia Management, head of Columbia Management's Small Cap Growth team and co-head of Columbia Management's Large Cap Growth team, is the manager for the Fund and has managed the Fund since February 2005. Mr. Berlinguet has been associated with Columbia Management since October 2003. Prior to joining Columbia Management in October 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April 2001 to October 2003. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large cap growth portfolio manager at Baring Asset Management.

LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES.
PAUL J. BERLINGUET, a senior vice president of Columbia Management, head of Columbia Management's Small Cap Growth team and co-head of Columbia Management's Large Cap Growth team, is a co-manager for the Fund. Mr. Berlinguet has been associated with Columbia Management since October 2003. Prior to joining Columbia Management in October 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds from April 2001 to October 2003. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large cap growth portfolio manager at Baring Asset Management.

TRUST MANAGEMENT ORGANIZATIONS

STEVEN R. LILLY, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since April 2004. Mr. Lilly has been an analyst for small and mid cap growth products and has been associated with Columbia Management or its affiliates since July 1995.

THOMAS P. LETTENBERGER, a vice president of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since April 2004. Mr. Lettenberger has been associated with Columbia Management since August 2000. Prior to joining Columbia Management, Mr. Lettenberger was an equity research analyst at William Blair LLC from July 1998 to August 2000.

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES.
ANN T. PETERSON, a senior vice president of Columbia Management, is the manager for the Fund, and has managed or co-managed the Fund since June 2000. Since 1993, she has served as a manager or co-manager of various other taxable income funds for the advisor.

LIBERTY MONEY MARKET FUND, VARIABLE SERIES.
KAREN ARNEIL, a senior vice president of Columbia Management, has managed the Money Market Fund since 2002. Ms. Arneil has managed other funds for the advisor since 1996.

The SAI provides additional information about each portfolio manager's compensation, other accounts each manages and the ownership of securities of each portfolio manager in the Fund.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
On March 15, 2004, Columbia Management and Columbia Funds Distributor, Inc. ("CFD") the distributor of the Funds' shares (collectively, "Columbia"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds.

On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the NYAG (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order" and together, the "Settlements"). The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle.

Under the terms of the SEC Order, Columbia has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review Columbia's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce Columbia Funds, Nations Funds and other mutual fund management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the settlement amounts will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with Columbia and the Funds' independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated at a later date.

As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Columbia Funds, there may be increased redemptions or

TRUST MANAGEMENT ORGANIZATIONS

reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.

A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing filed on February 10, 2005.

RULE 12b-1 PLAN
--------------------------------------------------------------------------------
The Funds, other than the Money Market Fund, have adopted a plan under Rule 12b-1 that permits them to pay the Funds' distributor marketing and other fees to support the sale and distribution of Class B shares. The annual distribution fee may equal up to 0.25% for Class B shares. Distribution fees are paid out of the assets of Class B shares. CFD has voluntarily agreed to reimburse the Asset Allocation Fund, Large Cap Growth Fund and Federal Securities Fund for the following portions of the Class B shares 12b-1 distribution fee expenses incurred by these Funds when the Class B share total expenses (including 12b-1 fee) is in excess of the following percentages of Class B's average daily net asset value per annum:

                                                                 Reimburse
                                        Class B             distribution fee in
Fund:                                expense limit:             excess of:
Asset Allocation Fund                    0.90%                     0.15%
Large Cap Growth Fund                    0.95%                     0.15%
Federal Securities Fund                  0.90%                     0.20%

Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.

ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Funds on focus, select or other similar lists.

Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.

In addition, the distributor, and/or the Funds' investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of a Fund attributable to a particular intermediary.

In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Funds. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.

TRUST MANAGEMENT ORGANIZATIONS

MIXED AND SHARED FUNDING
--------------------------------------------------------------------------------
As described above, the Funds serve as a funding medium for VA contracts and VLI policies of Participating Insurance Companies. One or more of the Funds may from time to time become funding vehicles for VA contracts or VLI policies of other Participating Insurance Companies.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in one or more Funds or shares of another Fund may be substituted. This might force a Fund to sell securities at disadvantageous prices.

                     OTHER INVESTMENT STRATEGIES AND RISKS

Each Fund's principal investment strategies and their associated risks are described under "The Funds -- Principal Investment Strategies" and "The
Funds -- Principal Investment Risks." This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goal, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. A Fund may not always achieve its investment goal. Except as otherwise noted, approval by a Fund's shareholders is not required to modify or change a Fund's investment goal or any of its investment strategies.

FUTURES AND OPTIONS
--------------------------------------------------------------------------------
(Asset Allocation and Federal Securities Fund) The Funds may use equity futures to gain exposure to groups of stocks or individual issuers. A Fund may use futures to invest cash pending direct investments in stocks and to enhance its return. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. An option is an agreement pursuant to which the buyer of the option has the right to buy or sell (depending on the type of option) a security or other asset for an agreed-upon price within a certain period of time. A Fund also may use futures and options on futures to decrease equity exposure or to adjust the duration of its fixed-income security holdings. A Fund may use options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. Investments in futures and options are relatively efficient since they typically cost less than direct investments in the underlying securities. However, a Fund may lose money if the advisor does not correctly anticipate the market movements of those underlying securities.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
(Federal Securities Fund) The Fund may enter into a number of derivative strategies, including those that employ futures and options, swap contracts and inverse floaters, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

SHORT SALES
--------------------------------------------------------------------------------
(Asset Allocation Fund, Small Company Growth Fund and Federal Securities
Fund) The Funds' short sales are subject to special risks. A short sale involves the sale by a Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party at a later date, and so the Fund must purchase the security at the market price on such later date. If the price of the security has increased, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into, plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

OTHER INVESTMENT STRATEGIES AND RISKS

TYPES OF MORTGAGE SECURITIES
--------------------------------------------------------------------------------
(Federal Securities Fund) Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Collateralized mortgage obligations (CMOs) are backed by either agency or whole loan pass-throughs, which carry either fixed or adjustable interest rates. Tailored to meet investor demand, CMOs redirect principal and interest flows, thereby shifting prepayment risk to investors that are most suited to bear such risk. Typically, principal prepayments are paid sequentially to separate "tranches," which create mortgage securities of short-, medium- and long-term maturities. The Fund may buy CMOs of any maturity tranche, depending upon the portfolio manager's judgment regarding which tranche at the time offers the best relative value.

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

Commercial mortgage-backed securities are secured by loans to commercial properties such as office buildings, multi-family apartment buildings and shopping centers. These loans usually contain prepayment penalties which provide protection from refinancing in a declining interest rate environment.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
(Asset Allocation Fund, Large Cap Growth Fund and Federal Securities Fund) There are no limits on turnover. Turnover may vary significantly from year-to-year. The advisor does not expect it to exceed 200% under normal conditions. The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, they may purchase securities in anticipation of relatively short-term price gains. The Funds will also sell securities without regard to turnover if they believe that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses. It also increases transaction expenses, which reduce a Fund's total return.

TEMPORARY DEFENSIVE POSITIONS
--------------------------------------------------------------------------------
(All Funds, Except Money Market Fund) At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, the Funds may, but are not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for the Funds' last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions) but do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts or VLI policies. This information is included in the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, is included in the Funds' annual report. You can request a free annual report by writing Columbia Funds Distributors, Inc. (see back cover for address) or by calling or writing the Participating Insurance Company which issued your VA contract or VLI policy.

FINANCIAL HIGHLIGHTS

LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES

                                                                 Year ended December 31,
                                                    2004       2003       2002       2001       2000
                                                   Class A    Class A    Class A    Class A    Class A
                                                   -------    -------    -------    -------    -------
NET ASSET VALUE -- BEGINNING OF PERIOD ($)           13.80      11.87      13.86      16.35      17.80
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income(a)                              0.31       0.30       0.36       0.39(b)    0.45
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments, foreign currency and futures
  contracts                                           1.04       2.02      (1.94)     (1.86)(b)   (0.63)
------------------------------------------------------------------------------------------------------
Total from Investment Operations                      1.35       2.32      (1.58)     (1.47)     (0.18)
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  ($):
From net investment income                           (0.32)     (0.39)     (0.41)     (0.45)     (0.47)
------------------------------------------------------------------------------------------------------
From net realized gains                                 --         --         --      (0.57)     (0.80)
------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders         (0.32)     (0.39)     (0.41)     (1.02)     (1.27)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                 14.83      13.80      11.87      13.86      16.35
------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                9.99(e)   20.46(e)  (11.73)     (9.19)     (1.02)
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA (%):
Expenses(f)                                           0.75       0.75       0.70       0.71       0.64
------------------------------------------------------------------------------------------------------
Net investment income(f)                              2.27       2.43       2.73       2.68(b)    2.66
------------------------------------------------------------------------------------------------------
Waiver/reimbursement                                  0.02       0.01         --         --         --
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                             60        103        118         57         39
------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)              216,123    233,730    194,327    279,493    376,183

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and to decrease the ratio of net investment income to average net assets from 2.73% to 2.68%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Total return at net asset value assuming all distributions reinvested.

(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(e) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

FINANCIAL HIGHLIGHTS

LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES

                                                                                     Period ended
                                                    Year ended December 31,          December 31,
                                              2004      2003      2002      2001       2000(a)
                                             Class B   Class B   Class B   Class B     Class B
                                             -------   -------   -------   -------     -------
NET ASSET VALUE -- BEGINNING OF PERIOD
($)                                           13.75     11.82     13.81     16.33        16.18
-------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income(b)                       0.29      0.28      0.33      0.35(c)      0.25
-------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments,
  foreign currency and futures contracts       1.03      2.02     (1.93)    (1.85)(c)     (0.10)
-------------------------------------------------------------------------------------------------
Total from Investment Operations               1.32      2.30     (1.60)    (1.50)        0.15
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS ($):
From net investment income                    (0.30)    (0.37)    (0.39)    (0.45)          --
-------------------------------------------------------------------------------------------------
From net realized gains                          --        --        --     (0.57)          --
-------------------------------------------------------------------------------------------------
Total Distributions Declared to
  Shareholders                                (0.30)    (0.37)    (0.39)    (1.02)          --
-------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)          14.77     13.75     11.82     13.81        16.33
-------------------------------------------------------------------------------------------------
Total return (%)(d)(e)(f)                      9.80     20.29    (11.94)    (9.39)        0.93(g)
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA (%):
Expenses(h)                                    0.90      0.90      0.90      0.90         0.90(i)
-------------------------------------------------------------------------------------------------
Net investment income(h)                       2.12      2.27      2.53      2.49(c)      2.57(i)
-------------------------------------------------------------------------------------------------
Waiver/reimbursement                           0.12      0.10      0.05      0.06         0.04(i)
-------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                      60       103       118        57           39
-------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)        68,167    64,902    51,540    47,754       14,985

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized gain per share by $0.01 and to decrease the ratio of net investment income to average net assets from 2.54% to 2.49%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d) Total return at net asset value assuming all distributions reinvested.

(e) Had the investment advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Annualized.

FINANCIAL HIGHLIGHTS

COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

                                                                 Year ended December 31,
                                                    2004       2003       2002       2001       2000
                                                   Class A    Class A    Class A    Class A    Class A
                                                   -------    -------    -------    -------    -------
NET ASSET VALUE -- BEGINNING OF PERIOD ($)           24.28      19.48      27.93      44.65      57.93
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(a)                       0.15(b)    0.04       0.07       0.04      (0.11)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments                                        (0.62)      4.85      (8.47)    (10.28)     (5.13)
------------------------------------------------------------------------------------------------------
Total from Investment Operations                     (0.47)      4.89      (8.40)    (10.24)     (5.24)
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  ($):
From net investment income                           (0.04)     (0.09)     (0.05)        --(c)      --
------------------------------------------------------------------------------------------------------
From net realized gains                                 --         --         --      (6.48)     (8.04)
------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders         (0.04)     (0.09)     (0.05)     (6.48)     (8.04)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                 23.77      24.28      19.48      27.93      44.65
------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                               (1.95)     25.24     (30.13)    (24.64)    (12.02)
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA (%):
Expenses(f)                                           0.73       0.76       0.77       0.76       0.68
------------------------------------------------------------------------------------------------------
Net investment income (loss)(f)                       0.65       0.16       0.32       0.13      (0.20)
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                              4        138         68         57         65
------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)              106,225    129,801    123,015    224,928    376,243

(a) Per share data was calculated using average shares outstanding during the period.

(b) Net investment income per share reflects a special dividend which amounted to $0.15 per share.

(c) Rounds to less than $0.01 per share.

(d) Total return at net asset value assuming all distributions reinvested.

(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

FINANCIAL HIGHLIGHTS

COLUMBIA LARGE CAP GROWTH FUND, VARIABLE SERIES

                                                                                                Period ended
                                                        Year ended December 31,                 December 31,
                                            2004          2003          2002          2001        2000(a)
                                           Class B       Class B       Class B       Class B      Class B
                                           -------       -------       -------       -------      -------
NET ASSET VALUE -- BEGINNING OF PERIOD
($)                                         24.19         19.40         27.82         44.59         50.85
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss)(b)              0.10(c)      (0.01)         0.03         (0.02)        (0.12)
------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
  on investments                            (0.62)         4.85         (8.45)       (10.27)        (6.14)
------------------------------------------------------------------------------------------------------------
Total from Investment Operations            (0.52)         4.84         (8.42)       (10.29)        (6.26)
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS ($):
From net investment income                     --         (0.05)           --          --(d)           --
------------------------------------------------------------------------------------------------------------
From net realized gains                        --            --            --         (6.48)           --
------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
  Shareholders                                 --         (0.05)           --         (6.48)           --
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)        23.67         24.19         19.40         27.82         44.59
------------------------------------------------------------------------------------------------------------
Total return (%)(e)(f)                      (2.15)(g)     25.05(g)     (30.27)(g)    (24.80)(g)    (12.31)(h)
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA (%):
Expenses(i)                                  0.95          0.95          0.95          0.95          0.95(j)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)(i)              0.43         (0.03)         0.14         (0.06)        (0.43)(j)
------------------------------------------------------------------------------------------------------------
Waiver/reimbursement                         0.03          0.06          0.07          0.06            --
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                     4           138            68            57            65
------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)      21,715        25,730        22,042        32,830        20,059

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Net investment income per share reflects a special dividend which amounted to $0.15 per share.

(d) Rounds to less than $0.01 per share.

(e) Total return at net asset value assuming all distributions reinvested.

(f) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(g) Had the investment advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(h) Not annualized.

(i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(j)  Annualized.

FINANCIAL HIGHLIGHTS

LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES

                                                                Year ended December 31,
                                                   2004       2003       2002       2001       2000
                                                  Class A    Class A    Class A    Class A    Class A
                                                  -------    -------    -------    -------    -------
NET ASSET VALUE -- BEGINNING OF PERIOD ($)          9.93       6.88       9.10      19.08       20.16
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment loss(a)                             (0.06)     (0.05)     (0.04)     (0.03)      (0.05)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments                                       1.20       3.10      (2.18)     (2.31)      (1.03)
-----------------------------------------------------------------------------------------------------
Total from Investment Operations                    1.14       3.05      (2.22)     (2.34)      (1.08)
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  ($):
From net realized gains                               --         --         --      (7.64)         --
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)               11.07       9.93       6.88       9.10       19.08
-----------------------------------------------------------------------------------------------------
Total return (%)(b)(c)                             11.48(d)   44.33(d)  (24.40)(d) (10.03)(d)   (5.36)
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL
  DATA (%):
Expenses(e)                                         0.80       0.80       0.80       0.82        0.73
-----------------------------------------------------------------------------------------------------
Net investment loss(e)                             (0.61)     (0.62)     (0.57)     (0.32)      (0.24)
-----------------------------------------------------------------------------------------------------
Waiver/reimbursement                                0.02       0.03       0.02       0.04          --
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                           41        117        117        146         155
-----------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)             62,187     64,157     48,932     79,295     109,856

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(d) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

FINANCIAL HIGHLIGHTS

LIBERTY SMALL COMPANY GROWTH FUND, VARIABLE SERIES

                                                                                              Period ended
                                                     Year ended December 31,                  December 31,
                                           2004         2003         2002         2001           2000(a)
                                          Class B      Class B      Class B      Class B         Class B
                                          -------      -------      -------      -------         -------
NET ASSET VALUE -- BEGINNING OF PERIOD
($)                                         9.85         6.82         9.03        19.05           19.39
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment loss(b)                      0.09        (0.07)       (0.07)       (0.06)          (0.06)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                     1.22         3.10        (2.14)       (2.32)          (0.28)
-----------------------------------------------------------------------------------------------------------
Total from Investment Operations            1.13         3.03        (2.21)       (2.38)          (0.34)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS ($):
From net realized gains                       --           --           --        (7.64)             --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)       10.98         9.85         6.82         9.03           19.05
-----------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                     11.47        44.43(e)    (24.47)(e)   (10.38)(e)       (1.75)(f)
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA (%):
Expenses(g)                                 1.05         1.05         1.05         1.07            1.00(h)
-----------------------------------------------------------------------------------------------------------
Net investment loss(g)                     (0.86)       (0.88)       (0.82)       (0.57)          (0.49)(h)
-----------------------------------------------------------------------------------------------------------
Waiver/reimbursement                        0.02         0.03         0.02         0.04              --
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                   41          117          117          146            1.55
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)          1            1            1            1               1

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(e) Had the investment advisor not waived or reimbursed a portion of the expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(h)  Annualized.

FINANCIAL HIGHLIGHTS

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

                                                                 Year ended December 31,
                                                    2004       2003       2002       2001       2000
                                                   Class A    Class A    Class A    Class A    Class A
                                                   -------    -------    -------    -------    -------
NET ASSET VALUE -- BEGINNING OF PERIOD ($)          11.20       11.37      10.84      10.76      10.35
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income(a)                             0.47        0.48       0.47       0.56(b)    0.66
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
  investments and futures contracts                 (0.01)      (0.18)      0.55       0.17(b)    0.40
------------------------------------------------------------------------------------------------------
Total from Investment Operations                    (0.46)       0.30       1.02       0.73       1.06
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  ($):
From net investment income                          (0.56)      (0.47)     (0.49)     (0.65)     (0.65)
------------------------------------------------------------------------------------------------------
From net realized gains                             (0.01)         --         --         --         --
------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders        (0.57)      (0.47)     (0.49)     (0.65)     (0.65)
------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                11.09       11.20      11.37      10.84      10.76
------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                               4.15        2.64       9.85       7.03      10.83
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA (%):
Expenses(e)                                          0.65        0.66       0.66       0.70       0.63
------------------------------------------------------------------------------------------------------
Net investment income(e)                             4.27        4.23       4.27       5.23(b)    6.52
------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                            14          47         69         36         43
------------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)              99,943     122,392    125,946    109,724    105,064

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 5.26% to 5.23%. The impact to net investment income and net realized and unrealized gain per share was less than $0.01. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c)  Total return at net asset value assuming all distributions reinvested.

(d) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

FINANCIAL HIGHLIGHTS

LIBERTY FEDERAL SECURITIES FUND, VARIABLE SERIES

                                                                                             Period ended
                                                  Year ended December 31,                    December 31,
                                      2004          2003          2002          2001           2000(a)
                                     Class B       Class B       Class B       Class B         Class B
                                     -------       -------       -------       -------         -------
NET ASSET VALUE -- BEGINNING OF
  PERIOD ($)                           11.12         11.30        10.78         10.72            9.87
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  ($):
Net investment income(b)                0.44          0.45         0.44          0.54(c)         0.38
---------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments and
  futures contracts                    (0.01)        (0.19)        0.55          0.17(c)         0.47
---------------------------------------------------------------------------------------------------------
Total from Investment Operations        0.43          0.26         0.99          0.71            0.85
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS ($):
From net investment income             (0.53)        (0.44)       (0.47)        (0.65)             --
---------------------------------------------------------------------------------------------------------
From net realized gains                (0.01)           --           --            --              --
---------------------------------------------------------------------------------------------------------
Total Distributions Declared to
  shareholders                         (0.54)        (0.44)       (0.47)        (0.65)             --
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD
  ($)                                  11.01         11.12        11.30         10.78           10.72
---------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                  3.92(f)       2.32(f)      9.59(f)       6.86(f)         8.61(g)
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
Expenses(h)                             0.90          0.90         0.90          0.91            0.87(j)
---------------------------------------------------------------------------------------------------------
Net investment income(h)                4.02          3.99         4.03          5.02(c)         6.25(j)
---------------------------------------------------------------------------------------------------------
Waiver/reimbursement                      --(i)       0.01         0.01          0.04              --
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)               14            47           69            36              43
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)
  ($)                                103,141       109,616       102,671       49,987           7,663

(a) For the period from commencement of operations on June 1, 2000 to December 31, 2000.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended December 31, 2001, was to decrease the ratio of net investment income to average net assets from 5.05% to 5.02%. The impact to net investment income and net realized and unrealized gain per share was less than 0.01%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(d)  Total return at net asset value assuming all distributions reinvested.

(e) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(f) Had the investment advisor and/or distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

(j)  Annualized.

FINANCIAL HIGHLIGHTS

LIBERTY MONEY MARKET FUND, VARIABLE SERIES

                                                                Year ended December 31,
                                                   2004       2003       2002       2001       2000
                                                  Class A    Class A    Class A    Class A    Class A
                                                  -------    -------    -------    -------    -------
NET ASSET VALUE -- BEGINNING OF PERIOD ($)         1.000      1.000      1.000      1.000       1.000
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income(a)                           0.009      0.007      0.012      0.036       0.059
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
  ($):
From net investment income                        (0.009)    (0.007)    (0.012)    (0.036)     (0.059)
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                 1.000      1.000      1.000      1.000       1.000
-----------------------------------------------------------------------------------------------------
Total return (%) (b)(c)                             0.88       0.69(d)    1.23       3.64        6.05
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA (%):
Expenses(e)                                         0.57       0.54       0.65       0.56        0.56
-----------------------------------------------------------------------------------------------------
Net investment income(e)                            0.87       0.69       1.25       3.45        5.90
-----------------------------------------------------------------------------------------------------
Waiver/reimbursement                                  --       0.04         --         --          --
-----------------------------------------------------------------------------------------------------
Net assets, end of period (000's) ($)             209,420    199,893    258,903    266,985    212,317

(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Total return figure does not include any insurance company charges associated with a variable annuity. If included, total return would be reduced.

(d) Had the investment advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

                            SHAREHOLDER INFORMATION

PURCHASES AND REDEMPTIONS
The Participating Insurance Companies place daily orders to purchase and redeem shares of the Funds. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts and VLI policies and certain other terms of those contracts and policies. The Trust issues and redeems shares at net asset value without imposing any selling commissions, sales charge or redemption charge. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

FUND POLICY ON TRADING OF FUND SHARES
(The following disclosure applies to each fund except Liberty Money Market Fund, Variable Series) The interests of a Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on a Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Funds has adopted the policies and procedures set forth below with respect to frequent trading of the Funds' shares.

The Funds, directly and through their agents, take various steps designed to deter and curtail market timing. For example, if a Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Money Market Fund). In addition, if a Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Funds are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into a Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Funds. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries, insurance product separate accounts and retirement plans. The Funds typically are not able to identify trading by a particular beneficial owner through an omnibus account, which may make

SHAREHOLDER INFORMATION

it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than Fund practices discussed above.

Columbia Management Group, Inc. has designated a Market Timing Steering Committee (the "Committee") composed of members of senior management designed to ensure, among other things, that participating insurance companies can either enforce the Funds' market timing policy, or monitor for market timing pursuant to a policy that is at least as restrictive as the Funds' policy. The Committee oversees the due diligence process with respect to participating insurance companies. The due diligence process for participating insurance companies includes a review of an insurance company's market timing policies, and requests that insurance companies certify that they can enforce the Funds' market timing policy as disclosed in the prospectus. Alternatively, if the participating insurance company cannot certify that it can enforce the Funds' market timing policy, the Committee requests that the participating insurance company certify that it has an internal market timing policy that is as restrictive or more restrictive than the Funds' market timing policy. If the insurance company cannot provide either form of certification, the Committee requests that the participating insurance company provide the Funds' transfer agent with shareholder level data transparency to enable the transfer agent to monitor trading activity in accordance with the Funds' market timing policy. An insurance company that agrees to provide data transparency is required to restrict, upon the transfer agent's request, participants that violate the Funds' market timing policy. If a current participating insurance company is unable to comply, Columbia will take steps consistent with its contractual obligations to place the participating insurance company's accounts on redemption only status. If a prospective participating insurance company is unable to comply with one of the alternatives, the Funds will not begin a business relationship with that company.

The Funds seek to act in a manner that they believe is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Funds nor their agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

HOW THE FUNDS CALCULATE NET ASSET VALUE
Each share price is its net asset value next determined. Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. The net asset value is determined at the close of regular trading on the New York Stock Exchange
(NYSE), usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

To calculate the net asset value on a given day, the Funds value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales on that day, the Funds value the security at the most recent quoted bid price. The Funds value each over-the-counter security or National Association of Securities Dealers Automated Quotation security as of the last sales price (or the closing price reported by the NASDAQ system, if different, as applicable) for that day. The Funds value other over-the-counter securities that have reliable quotes at the latest quoted bid price.

The Funds value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when the Funds determine that the sale or bid price of the security does not reflect that security's market value, the Funds will value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

The Funds may also value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. A Fund's foreign securities may trade on days when the NYSE is closed for trading, and therefore the

SHAREHOLDER INFORMATION

net asset value of a Fund's shares may change on days when Participating Insurance Companies may not purchase or redeem shares.

The Funds have retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

DIVIDENDS AND DISTRIBUTIONS
Each Fund intends to declare and distribute, as income dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts). The net investment income of each Fund consists of all dividends or interest received by such Fund, less expenses (including investment advisory and administrative fees). Income dividends will be declared and distributed annually in the case of each Fund other than the Money Market Fund. With respect to the Money Market Fund, the dividends are declared daily and are reinvested monthly in shares of the Money Market Fund at the net asset value per share of $1.00. All net short-term and long-term capital gains of each Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

TAX CONSEQUENCES
Each Fund is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). Each Fund must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, a Fund will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition, each Fund follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of VA contracts and VLI policies. More specific information on these diversification requirements is contained in the prospectus that describes a particular VA contract or VLI policy.

The IRS has indicated that a degree of investor control over the investment options underlying variable contracts may interfere with their tax-deferred treatment by causing the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. Based on the rulings and other guidance the IRS has issued to date, Columbia believes that tax-deferred treatment for the Funds will be respected. However, the IRS and the Treasury Department may in the future provide further guidance as to what it deems to constitute an impermissible level of "investor control," and such guidance could affect the treatment of the Funds described herein, including retroactively.

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FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information includes a description of the Funds' policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy.

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing to:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

SteinRoe Variable Investment Trust: 811-05199

Liberty Asset Allocation Fund, Variable Series
Columbia Large Cap Growth Fund, Variable Series (formerly named Stein Roe Growth Stock Fund, Variable Series)
Liberty Small Company Growth Fund, Variable Series
Liberty Federal Securities Fund, Variable Series
Liberty Money Market Fund, Variable Series

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A Member of Columbia Management Group

(C)2005 Columbia Funds Distributor, Inc.
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com